Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	4,575,964	37,500,000	37,500,000
Temporary equity shares outstanding	4,575,964	37,500,000	37,500,000
Temporary equity redemption price per share	$ 10.37	$ 10.14	$ 10
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity par or stated value per share		$ 0.0001
Temporary equity shares outstanding	4,575,964	37,500,000	37,500,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Shares subject to forfeiture		0
Common Class B [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	9,375,000	9,375,000	9,375,000
Ordinary shares, shares outstanding	9,375,000	9,375,000	9,375,000